Deposits, Certificate of Deposit Maturities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of Certificates of Deposit [Abstract]
2020	$ 168,441
2021	19,016
2022	1,806
2023	867
2024	105
Thereafter	0
Total	190,235	$ 172,564
Certificate of deposits in denominations of $250,000 or more	25,100	33,900
Deposits from principal officers, directors, and their affiliates	$ 1,800	$ 1,800